Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Goodwill and other intangible assets	$ 1,376	$ 1,143	$ 967
Property, plant and equipment	309	273	250
Right-of-use assets	490	513	486
Investment in associates and joint ventures	110	104	141
Retirement benefit assets			3
Other financial assets	284	260	228
Derivative financial instruments		7
Non-current tax receivable	28	31	16
Deferred tax assets	66	63	78
Contract costs	67	55	51
Contract assets	311	270	241
Total non-current assets	3,041	2,719	2,461
Inventories	6	5	3
Trade and other receivables	666	610	549
Current tax receivable	16	27	101
Other financial assets	4	1	16
Derivative financial instruments	1	1
Cash and cash equivalents	195	704	168
Contract costs	5	5	7
Contract assets	23	20	17
Total current assets	916	1,373	861
Assets classified as held for sale	19
Total assets	3,976	4,092	3,322
LIABILITIES
Loans and other borrowings	(87)	(104)	(110)
Lease liabilities	(65)	(55)	(44)
Trade and other payables	(568)	(616)	(595)
Deferred revenue	(555)	(572)	(490)
Provisions	(40)	(10)	(3)
Current tax payable	(50)	(50)	(64)
Total current liabilities	(1,365)	(1,407)	(1,306)
Loans and other borrowings	(2,078)	(1,910)	(1,678)
Lease liabilities	(595)	(615)	(589)
Derivative financial instruments	(20)
Retirement benefit obligations	(96)	(91)	(104)
Trade and other payables	(116)	(125)	(7)
Deferred revenue	(1,009)	(934)	(867)
Provisions	(22)	(17)	(5)
Non-current tax payable			(25)
Deferred tax liabilities	(118)	(124)	(95)
Total non-current liabilities	(4,054)	(3,816)	(3,370)
Liabilities classified as held for sale	(22)
Total liabilities	(5,441)	(5,223)	(4,676)
Net liabilities	(1,465)	(1,131)	(1,354)
EQUITY
IHG shareholders' equity	(1,473)	(1,139)	(1,361)
Non-controlling interest	8	8	7
Total equity	$ (1,465)	$ (1,131)	$ (1,354)